Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ 2,059
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	35.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	6,309
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	35.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(203)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	35.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	490
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 10	2.72%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 11	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 12	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 13	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 14	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 15	181
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 16	1.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 17	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 18	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 19	(762)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 20	12.90%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 21	(558)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 22	3.10%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 23	1,012
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 24	174.20%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 25	(345)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 26	5.90%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 27	(3,681)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 28	20.40%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 29	(1,288)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 30	221.70%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 31	679
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 32	11.50%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 33	1,117
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 34	6.20%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 35	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 36	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 37	168
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 38	2.80%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 39	647
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 40	3.60%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 41	512
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 42	88.10%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 43	1,799
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 44	30.60%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 45	4,505
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 46	24.99%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 47	$ 33
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 48	5.60%